Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2024
Benefit Plans
Schedule of Information about the plan's funded status and pension cost

	Pension Benefits
	2024	2023

	(In thousands)
Change in benefit obligation
Beginning of year	$(5,479)	$(5,078)
Service cost	(322)	(302)
Interest cost	(323)	(311)
Actuarial gain (loss)	(305)	(229)
Benefits paid	222	441

End of year	(6,205)	(5,479)

Change in fair value of plan assets
Beginning of year	8,381	6,988
Actual return on plan assets	903	1,092
Employer contribution	672	742
Benefits paid	(222)	(441)

End of year	9,734	8,381

Funded status at end of year	$3,529	$2,902

Schedule of components of net periodic benefit cost

	Pension Benefits
	2024	2022

	(In thousands)
Unamortized net loss	$793	$770
Unamortized prior service	(139)	(227)

	$654	$543

Schedule of Information For the Pension Plan With Respect To Accumulated Benefit Obligation And Plan Assets

	December 31,
	2024	2023

	(In thousands)
Projected benefit obligation	$6,205	$5,479
Accumulated benefit obligation	$5,332	$4,695
Fair value of plan assets	$9,734	$8,381

Schedule of pension expense

	December 31,
	2024	2023

	(In thousands)
Projected benefit obligation	$6,205	$5,479
Accumulated benefit obligation	$5,332	$4,695
Fair value of plan assets	$9,734	$8,381

	December 31,
	2024	2023

	(In thousands)
Components of net periodic benefit cost
Service cost	$322	$302
Interest cost	323	311
Expected return on plan assets	(623)	(531)
Amortization of prior service credit	(88)	(89)
Amortization of net loss	—	48

Net periodic benefit cost (benefit)	$(66)	$41

Schedule of Significant Assumptions

	Pension Benefits
	2024	2023
Weighted-average assumptions used to determine benefit obligation:
Discount rate	6.49%	6.06%
Rate of compensation increase	3.50%	3.50%

Weighted-average assumptions used to determine benefit cost:
Discount rate	6.06%	6.30%
Expected return on plan assets	7.00%	7.00%
Rate of compensation increase	3.50%	3.50%

Schedule of Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid as of December 31, 2024:

Pension
Benefits
(In thousands)
2025	$377
2026	347
2027	399
2028	572
2029	1,266
2030-2034	4,605
Total	$7,566

Schedule of Target Asset Allocation Percentages

Large-Cap stocks	Not to exceed 68%
Small-Cap stocks	Not to exceed 23%
Mid-Cap stocks	Not to exceed 23%
International equity securities	Not to exceed 30%
Fixed income investments	Not to exceed 35%
Alternative investments	Not to exceed 19%

Schedule of Investment of Fair Value of Plan Assets as a Percentage of the Total

	December 31,
	2024	2023
Equity securities	69.5%	69.2%
Debt securities	28.6	27.5
Cash and cash equivalents	1.9	3.3

	100.0%	100.0%

Schedule of Fair Values of Company's Pension Plan By Asset Category

December 31, 2024
		Fair Value Measurements Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	Total Fair	Identical Assets	Inputs	Inputs
Asset Category	Value	(Level 1)	(Level 2)	(Level 3)

	(In thousands)
Mutual money market	$188	$188	$—	$—
Mutual funds – equities
ETF mutual funds	6,203	6,203	—	—
Micro Cap	187	187	—	—
International	373	373
Mutual funds – fixed income
Fixed income	1,840	1,840	—	—
ETF fixed income	943	943	—	—

Total	$9,734	$9,734	$—	$—

December 31, 2023
		Fair Value Measurements Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	Total Fair	Identical Assets	Inputs	Inputs
Asset Category	Value	(Level 1)	(Level 2)	(Level 3)

	(In thousands)
Mutual money market	$279	$279	$—	$—
Mutual funds – equities
ETF mutual funds	5,283	5,283	—	—
Large and small Cap	159	159	—	—
International	356	356
Mutual funds – fixed income
Fixed income	1,559	1,559	—	—
ETF fixed income	745	745	—	—

Total	$8,381	$8,381	$—	$—

Schedule of Share Information for the ESOP

	2024	2023
Allocated shares at beginning of the year	377,870	384,404
Net shares or dividend reinvestment or distributed due to retirement/diversification	16,413	(6,534)

Total ESOP shares	394,283	377,870

Fair value of unearned shares at December 31st	$—	$—